Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the two years in the period ended December 31, 2025. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officer (“PEO”) and the average “actual” compensation paid to our other NEOs.
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2025 and 2024:

Year (a)	Summary Compensation Table Total for PEO (b) (1)	Compensation Actually Paid to PEO (c) (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (d) (1)	Average Compensation Actually Paid to Non-PEO NEOs (e) (1) (2)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return (f)	Net Income (g)

2025	$1,599,726	$1,759,453	$1,451,042	$1,981,209	$220	$26,329,000

2024	$297,681	$297,681	$899,304	$1,406,933	$156	$7,258,000

(1)	The PEO reflected in columns (b) and (c) represents Todd Schwartz. The non-PEO NEOs reflected in columns (d) and (e) for each of 2024 and 2025 are Pamela Johnson and Christopher McKay.

(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEO and
Non-PEO
NEOs. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to
the value of benefits under such plans.

PEO Reconciliation

Year	Summary Compensation Table Total ($)	Less Value of Equity Awards Reported in SCT ($)	Plus Year-End Fair Value of Equity Awards Granted in the Year ($)	Plus Change in Fair Value of Prior Year Awards that were Unvested ($)	Plus Change in Fair Value of Prior Year Awards that Vested During the Fiscal Year ($)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year ($)	Plus Value of Dividends or Other Earnings Paid ($)	Total Compensation Actually Paid ($)

2025	$1,599,726	$1,137,204	$818,512	$0	$0	$478,419	$0	$1,759,453

2024	297,681	$0	$0	$0	$0	$0	$0	$297,681

Non-PEO
NEO Reconciliation

Year	Summary Compensation Table Total ($)	Less Value of Equity Awards Reported in SCT ($)	Plus Year-End Fair Value of Equity Awards Granted in the Year ($)	Plus Change in Fair Value of Prior Year Awards that were Unvested ($)	Plus Change in Fair Value of Prior Year Awards that Vested During the Fiscal Year ($)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year ($)	Plus Value of Dividends or Other Earnings Paid ($)	Total Compensation Actually Paid ($)
2025	$1,451,042	$853,322	$614,192	$154,231	$256,083	$358,983	$0	$1,981,209
2024	899,304	$296,423	$576,545	$143,087	$(54,187)	$138,577	$0	$1,406,933
Narrative Disclosure to Pay versus Performance Table
The PEO’s and other NEO’s “compensation actually paid” generally align with the Company’s total shareholder return over the two years presented in the table. This is primarily because a significant portion of the “compensation actually paid” to the PEO and other NEOs is comprised of equity-based awards. The PEO’s and other NEO’s “compensation actually paid” is not significantly impacted by the Company’s net income. Net income is a factor in the determination of performance achievement under the Company’s incentive compensation program.
Securities Authorized for Issuance Under Equity Compensation Plans
The following table shows information relating to the number of shares authorized for issuance under our equity compensation plans as of December 31, 2025.

	Securities to be issued upon exercise of outstanding options, warrants and rights (#)(1)	Weighted average exercise price of outstanding options, warrants and rights ($)(2)	Number of securities remaining available for future issuance under equity compensation plans (#)(3)
Equity compensation plans approved by security holders	3,664,077	$13.65	21,284,122	(4)
Equity compensation not approved by security holders	N/A	N/A	N/A

Total	3,664,077	$13.65	21,284,122	(4)

(1)
Reflects 3,664,077 shares subject to outstanding awards granted under the Plan, of which 1,841,792 shares were subject to outstanding options, 1,803,009 shares were subject to outstanding restricted stock unit awards and 19,276 shares were subject to outstanding performance stock unit awards assuming target performance.

(2)
The weighted average exercise price is calculated based solely on the outstanding stock options. It does not consider the shares issuable upon vesting of outstanding RSUs and PSUs, which have no exercise price.

(3)
The Plan contains an “evergreen” provision, pursuant to which the maximum aggregate number of shares of Class A Common Stock that may be issued under the Plan is subject to annual increases, which began on January 1, 2022, and continues on the first day of each subsequent fiscal year through and including the tenth anniversary of the commencement of the initial annual increase, equal to the lesser of two percent of the number of shares of Class A Common Stock outstanding at the conclusion of the Company’s immediately preceding fiscal year, or an amount determined by the Board. The OppFi Inc. 2021 Employee Stock Purchase Plan (the “ESPP”) contains an “evergreen” provision, pursuant to which the maximum aggregate number of shares of Class A Common Stock that may be issued under the ESPP shall be cumulatively increased on January 1, 2022 and on each subsequent January 1, through and including January 1, 2030, by a number of shares equal to the smallest of (a) one percent of the number of shares of Class A Common Stock issued and outstanding on the immediately preceding December 31, (b) 2,400,000 shares, or (c) an amount determined by the Board.

(4)	Represents 19,831,292 shares available for future issuance under the Plan and 1,452,830 shares available for issuance under the ESPP as of December 31, 2025.

Named Executive Officers, Footnote
(1)	The PEO reflected in columns (b) and (c) represents Todd Schwartz. The non-PEO NEOs reflected in columns (d) and (e) for each of 2024 and 2025 are Pamela Johnson and Christopher McKay.

PEO Total Compensation Amount	$ 1,599,726	$ 297,681
PEO Actually Paid Compensation Amount	$ 1,759,453	297,681
Adjustment To PEO Compensation, Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEO and
Non-PEO
NEOs. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to
the value of benefits under such plans.

PEO Reconciliation

Year	Summary Compensation Table Total ($)	Less Value of Equity Awards Reported in SCT ($)	Plus Year-End Fair Value of Equity Awards Granted in the Year ($)	Plus Change in Fair Value of Prior Year Awards that were Unvested ($)	Plus Change in Fair Value of Prior Year Awards that Vested During the Fiscal Year ($)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year ($)	Plus Value of Dividends or Other Earnings Paid ($)	Total Compensation Actually Paid ($)

2025	$1,599,726	$1,137,204	$818,512	$0	$0	$478,419	$0	$1,759,453

2024	297,681	$0	$0	$0	$0	$0	$0	$297,681

Non-PEO
NEO Reconciliation

Year	Summary Compensation Table Total ($)	Less Value of Equity Awards Reported in SCT ($)	Plus Year-End Fair Value of Equity Awards Granted in the Year ($)	Plus Change in Fair Value of Prior Year Awards that were Unvested ($)	Plus Change in Fair Value of Prior Year Awards that Vested During the Fiscal Year ($)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year ($)	Plus Value of Dividends or Other Earnings Paid ($)	Total Compensation Actually Paid ($)
2025	$1,451,042	$853,322	$614,192	$154,231	$256,083	$358,983	$0	$1,981,209
2024	899,304	$296,423	$576,545	$143,087	$(54,187)	$138,577	$0	$1,406,933

Non-PEO NEO Average Total Compensation Amount	$ 1,451,042	899,304
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,981,209	1,406,933
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEO and
Non-PEO
NEOs. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to
the value of benefits under such plans.

PEO Reconciliation

Year	Summary Compensation Table Total ($)	Less Value of Equity Awards Reported in SCT ($)	Plus Year-End Fair Value of Equity Awards Granted in the Year ($)	Plus Change in Fair Value of Prior Year Awards that were Unvested ($)	Plus Change in Fair Value of Prior Year Awards that Vested During the Fiscal Year ($)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year ($)	Plus Value of Dividends or Other Earnings Paid ($)	Total Compensation Actually Paid ($)

2025	$1,599,726	$1,137,204	$818,512	$0	$0	$478,419	$0	$1,759,453

2024	297,681	$0	$0	$0	$0	$0	$0	$297,681

Non-PEO
NEO Reconciliation

Year	Summary Compensation Table Total ($)	Less Value of Equity Awards Reported in SCT ($)	Plus Year-End Fair Value of Equity Awards Granted in the Year ($)	Plus Change in Fair Value of Prior Year Awards that were Unvested ($)	Plus Change in Fair Value of Prior Year Awards that Vested During the Fiscal Year ($)	Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year ($)	Plus Value of Dividends or Other Earnings Paid ($)	Total Compensation Actually Paid ($)
2025	$1,451,042	$853,322	$614,192	$154,231	$256,083	$358,983	$0	$1,981,209
2024	899,304	$296,423	$576,545	$143,087	$(54,187)	$138,577	$0	$1,406,933

Total Shareholder Return Amount	$ 220	156
Net Income (Loss)	26,329,000	7,258,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	818,512	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	478,419	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Value of Equity Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,137,204)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	614,192	576,545
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,231	143,087
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	358,983	138,577
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,083	(54,187)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Value of Equity Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (853,322)	$ (296,423)